UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                Maxim Templeton(R) International Equity Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Templeton(R) International Equity Portfolio

For the year ended December 31, 2003, the Maxim Templeton(R) International Equity Portfolio returned 35.3%, compared to its benchmark, the MSCI EAFE Index, which returned 39.2%. The past year provided much opportunity for global equity investors. The main driver was the improving global economy, with its effect on business sentiment and near-term implications for corporate profitability. This helped regain investor confidence in global equity markets, which changed the course of the previous three years and delivered the strongest annual total returns since 1986. From a return perspective, 2003 was a rewarding year. Some of the valuation themes among cyclical sectors that we identified over the past few years benefited the portfolio, adding to relative as well as absolute performance. However, the current bull market has produced valuations that for certain securities appear overly generous, limiting the potential for continued appreciation of these securities over the near term. In our opinion, the current combination of macro and microeconomic factors could keep the environment favorable for global equity investors in 2004. Our strategy for this year is to continue applying our investment philosophy: value, patience and bottom up.

               Maxim Templeton(R)                    MSCI EAFE Index
               International Equity Portfolio

Dec-93                10000                          10000
Dec-94                10606                          10810
Dec-95                11553.12                       12021.8
Dec-96                13816.37                       12791.2
Dec-97                14091.32                       13059.81
Dec-98                13386.75                       15714.87
Dec-99                17390.73                       20005.03
Dec-00                17675.94                       17219.79
Dec-01                15830.57                       13567.47
Dec-02                12977.9                        11442.81
Dec-03                17564.29                       15924.38


Maxim Templeton(R) International Equity Portfolio Total Return -
One Year:  35.34%
Five Year:  5.58%
Ten Year:  5.79%

Portfolio Inception:  12/1/93

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Templeton(R) International Equity Portfolio, made at its inception, with the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton(R) International Equity Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton(R) International Equity Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years
Ended December 31, 2003 and 2002

Maxim Templeton(R) International Equity Portfolio

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON(R)INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
ASSETS:

     Investments in securities, market value  (1)                              $        244,034,904
     Cash denominated in foreign currencies (2)                                             844,330
     Cash                                                                                    28,322
     Dividends and interest receivable                                                      284,729
     Subscriptions receivable                                                               449,642
     Receivable for investments sold                                                          8,160
                                                                                 -------------------
                                                                                 -------------------

     Total assets                                                                       245,650,087
                                                                                 -------------------
                                                                                 -------------------

LIABILITIES:

     Due to investment adviser                                                              211,600
     Redemptions payable                                                                    446,666
     Payable for investments purchased                                                       15,640
                                                                                 -------------------
                                                                                 -------------------

     Total liabilities                                                                      673,906
                                                                                 -------------------
                                                                                 -------------------

NET ASSETS                                                                     $        244,976,181
                                                                                 ===================
                                                                                 ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                             $          2,081,567
     Additional paid-in capital                                                         213,649,127
     Net unrealized appreciation on investments and translation of assets and
     liabilities denominated in foreign currencies                                       37,914,059
     Undistributed net investment income                                                     36,170
     Accumulated net realized loss on investments                                        (8,704,742)
                                                                                 -------------------
                                                                                 -------------------

NET ASSETS                                                                     $        244,976,181
                                                                                 ===================
                                                                                 ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                          $              11.77
                                                                                 ===================
                                                                                 ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                         200,000,000
     Outstanding                                                                         20,815,667

(1)  Cost of investments in securities:                                        $        206,130,975
(2)  Cost of cash denominated in foreign currencies:                                        834,200

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM TEMPLETON(R)INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                $             134,954
     Dividends                                                                           5,331,360
     Foreign withholding tax                                                              (676,031)
                                                                               --------------------
                                                                               --------------------

     Total income                                                                        4,790,283
                                                                               --------------------
                                                                               --------------------

EXPENSES:

     Audit fees                                                                             12,761
     Bank and custodial fees                                                               100,562
     Investment administration                                                              89,295
     Management fees                                                                     1,802,838
     Other expenses                                                                         27,702
                                                                               --------------------
                                                                               --------------------

     Total expenses                                                                      2,033,158

     Less amount reimbursed by investment adviser                                           17,732
                                                                               --------------------
                                                                               --------------------

     Net expenses                                                                        2,015,426
                                                                               --------------------
                                                                               --------------------

NET INVESTMENT INCOME                                                                    2,774,857
                                                                               --------------------
                                                                               --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                     (535,895)
     Change in net unrealized appreciation on investments                               36,967,303
     Change in net unrealized appreciation on translation of assets
     and liabilities denominated in foreign currencies                                  21,383,832
                                                                               --------------------
                                                                               --------------------

     Net realized and unrealized gain on investments and translation of
     assets and liabilities denominated in foreign currencies                           57,815,240
                                                                               --------------------
                                                                               --------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $          60,590,097
                                                                               ====================
                                                                               ====================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON(R)INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                                                       2003              2002
                                                                   --------------    --------------
                                                                   --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                       $     2,774,857   $       890,708
     Net realized loss on investments                                   (535,895)       (6,519,687)
     Change in net unrealized appreciation (depreciation)             36,967,303       (32,172,409)
        on investments
     Change in net unrealized appreciation on translation                      0                 0
        of assets and liabilities
        denominated in foreign currencies                             21,383,832        14,541,721
                                                                   --------------    --------------
                                                                   --------------    --------------

     Net increase (decrease) in net assets resulting from operations  60,590,097       (23,259,667)
                                                                   --------------    --------------
                                                                   --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                       (2,738,687)         (912,571)
                                                                   --------------    --------------
                                                                   --------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                               121,905,595        99,620,920
     Reinvestment of distributions                                     2,738,687           912,571
     Redemptions of shares                                           (82,918,881)      (27,872,596)
                                                                   --------------    --------------
                                                                   --------------    --------------

     Net increase in net assets resulting from share transactions     41,725,401        72,660,895
                                                                   --------------    --------------
                                                                   --------------    --------------

     Total increase in net assets                                     99,576,811        48,488,657

NET ASSETS:
     Beginning of period                                             145,399,370        96,910,713
                                                                   --------------    --------------
                                                                   --------------    --------------

     End of period  (1)                                          $   244,976,181   $   145,399,370
                                                                   ==============    ==============
                                                                   ==============    ==============
                                                                               0                 0
OTHER INFORMATION:

SHARES:  (2)

     Sold                                                             12,621,156        10,335,569
     Issued in reinvestment of distributions                             242,576           103,522
     Redeemed                                                         (8,563,798)       (2,894,438)
                                                                   --------------    --------------
                                                                   --------------    --------------

     Net increase                                                      4,299,934         7,544,653
                                                                   ==============    ==============
                                                                   ==============    ==============

(1) Including undistributed net investment income                $        36,170   $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON(R)INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                         Year Ended December 31,
                                        -------------------------------------------------------------
                                        -------------------------------------------------------------
                                           2003       2002 ~       2001 ~       2000 ~      1999 ~
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------
Net Asset Value, Beginning of Period  $       8.80       10.80  $     12.27 $      15.19 $     11.87

Income from Investment Operations

Net investment income                         0.13        0.06         0.10         0.10        0.16
Net realized and unrealized gain (loss)       2.97       (2.00)       (1.40)        0.08        3.39
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Income (Loss) From

    Investment Operations                     3.10       (1.94)       (1.30)        0.18        3.55
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Less Distributions

From net investment income                   (0.13)      (0.06)       (0.10)       (0.09)      (0.15)
From net realized gains                                               (0.07)       (3.01)      (0.08)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Distributions                          (0.13)      (0.06)       (0.17)       (3.10)      (0.23)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Net Asset Value, End of Period        $      11.77        8.80  $     10.80 $      12.27 $     15.19
                                        ===========  ==========   ==========  ===========  ==========
                                        ===========  ==========   ==========  ===========  ==========


Total Return                                35.34%     (18.02%)     (10.44%)       1.64%      29.91%

Net Assets, End of Period ($000)      $    244,976     145,399  $    96,911 $     94,174 $   101,354

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                   1.13%       1.19%        1.26%        1.25%       1.24%
    - After Reimbursement #                  1.12%       1.19%        1.23%        1.25%       1.23%

Ratio of Net Investment Income to
    Average Net Assets:

    - Before Reimbursement                   1.53%       0.74%        0.93%        0.73%       0.93%
    - After Reimbursement #                  1.54%       0.74%        0.96%        0.73%       0.94%

Portfolio Turnover Rate                     21.91%      25.79%       27.70%       65.41%      58.75%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Templeton(R) International Equity Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. Effective April 14, 2003, the Portfolio began utilizing the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Restricted Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2003 were $2,355,991, $4,073,960, and 1.66%, respectively.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.50% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $65,849,317 and $36,599,666, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $206,203,811. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $44,207,608 and gross depreciation of securities in which there was an excess of tax cost over value of $6,376,515, resulting in net appreciation of $37,831,093.

5. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2003 and 2002 were from ordinary income in the amount of $2,738,687 and $912,571, respectively.

      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                                                    36,170

     Undistributed capital gains                                                           0

                                                                                 ------------
                                                                                 ------------
     Net accumulated earnings                                                         36,170

                                                                                 ------------
                                                                                 ------------

     Net unrealized  appreciation  on investments  and translation of assets and liabilities
         denominated in foreign currencies                                        37,841,223
     Capital loss carryforwards                                                  (8,536,405)

     Post-October losses                                                            (95,501)
                                                                                 ------------
                                                                                 ------------
     Total accumulated gain on investments                                        29,245,487

                                                                                 ============



      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on corporate reorganizations, and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      At December 31, 2003, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $1,627,567, $2,460,519, and $4,448,319, expiring in the years 2009, 2010, and 2011, respectively. The Portfolio also had current year deferred post-October capital losses of $95,501.

6. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

7. TAX INFORMATION (unaudited)

      The Portfolio intends to pass through foreign tax credits of $676,031 and has derived gross income from sources within foreign countries amounting to $4,655,329.

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2003, 0% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Maxim Templeton (R) International Equity Portfolio

BONDS

INSURANCE RELATED --- 0.30%
    483,450 AXA                                                          650,862
            Convertible
            2.500% January 1, 2014

     50,095 AXA ~                                                         79,186
            Zero Coupon
            2.400% December 21, 2004

                                                                        $730,048

TOTAL BONDS --- 0.30%                                                   $730,048
(Cost $605,928)

COMMON STOCK

AEROSPACE & DEFENSE --- 1.55%
    722,040 BAE Systems PLC                                            2,168,347
    507,460 Rolls-Royce Group PLC                                      1,607,853
                                                                      $3,776,200

AIRLINES --- 1.19%

    178,584 British Airways PLC*                                         747,791
    121,810 Grupo Aeroportuario del Sureste SA de CV                  2,143,856
                                                                      $2,891,647

AUTO PARTS & EQUIPMENT --- 1.87%
     51,630 Compagnie Generale des Etablissements Michelin Class B     2,367,502
     55,050 Valeo SA                                                   2,203,062
                                                                      $4,570,564

AUTOMOBILES --- 0.93%

     40,900 Volkswagen AG                                              2,276,039
                                                                      $2,276,039

BROADCAST/MEDIA --- 0.85%

    185,770 Pearson PLC                                                2,067,155
                                                                      $2,067,155

CHEMICALS --- 2.43%

     66,520 Akzo Nobel NV                                              2,565,661
     20,460 BASF AG                                                    1,149,665
     75,900 Bayer AG                                                   2,221,415
                                                                      $5,936,741

COMPUTER SOFTWARE & SERVICES --- 1.87%
    114,930 Check Point Software Technologies Ltd*
1,933,123

     89,600 Satyam Computer Services Ltd                               2,627,968
                                                                      $4,561,091

DISTRIBUTORS --- 0.76%

     11,950 Galeries Lafayette SA                                      1,849,660
                                                                      $1,849,660

ELECTRIC COMPANIES --- 3.08%
    449,500 CLP Holdings Ltd                                           2,142,199
    185,730 Iberdrola SA                                               3,668,400
    165,310 Korea Electric Power Corp sponsored ADR                   1,717,571
                                                                      $7,528,170

ELECTRONIC INSTRUMENT & EQUIP --- 6.31%
     51,310 Celestica Inc*                                               776,078
    309,000 Hitachi Ltd                                                1,862,505
    112,552 Koninklijke Philips Electronics NV                         3,284,202
     21,670 Samsung Electronics #                                      4,073,960
     85,600 Sony Corp                                                  2,963,154
    643,000 Toshiba Corp                                               2,435,811
                                                                     $15,395,710

ENGINEERING & CONSTRUCTION --- 0.86%
    285,606 Hanson PLC                                                 2,091,917
                                                                      $2,091,917

FINANCIAL SERVICES --- 1.45%
    472,560 Nordea AB                                                  3,535,102
                                                                      $3,535,102

FOOD & BEVERAGES --- 3.52%
    388,032 Cadbury Schweppes PLC                                      2,847,337
     12,200 Nestle SA                                                  3,047,165
    289,460 Unilever PLC                                               2,694,487
                                                                      $8,588,989

FOREIGN BANKS --- 6.88%
    112,166 Australia & New Zealand Banking Group Ltd                  1,493,667
     28,390 Banco Popular Espanol SA                                   1,692,592
    293,220 DBS Bank Ltd                                               2,536,759
    142,461 HSBC Holdings PLC                                          2,247,815
    167,210 Istituto Bancario San Paolo di Tornio                      2,179,257
     47,320 Kookmin Bank                                               1,790,589
    232,020 Lloyds TSB Group PLC                                       1,855,994
     43,590 UBS AG                                                     2,984,337
                                                                     $16,781,010

GOLD, METALS & MINING --- 2.39%
     51,770 Companhia Vale do Rio Doce ADR                             2,666,673
    637,440 WMC Ltd                                                    3,154,387
                                                                      $5,821,060

HEALTH CARE RELATED --- 1.16%
    722,260 Mayne Nickless Ltd                                         1,773,460
     25,510 Merck KGAA                                                 1,062,049
                                                                      $2,835,509

HEAVY TRUCKS & PARTS --- 0.96%
     76,990 Volvo AB Class B                                           2,353,649
                                                                      $2,353,649

HOMEBUILDING --- 0.95%

    121,070 Norske Skogindustrier ASA Rights                           2,306,355
                                                                      $2,306,355

HOTELS/MOTELS --- 0.94%

     50,820 Accor SA                                                   2,299,613
                                                                      $2,299,613

INSURANCE RELATED --- 7.31%
     73,450 ACE Ltd                                                    3,042,299
     62,880 AXA                                                        1,344,993
    407,000 China Life Insurance Co Ltd*                                 332,887
    122,960 ING Groep NV                                               2,865,671
     10,774 Muenchener Rueckver AG (registered)                        1,305,318
    227,520 Old Mutual PLC                                               376,201
    146,367 Riunione Adriatica di Sicurta SpA                          2,490,592
     46,900 Swiss Re                                                   3,165,461
     33,740 XL Capital Ltd Class A                                     2,616,537
     37,000 Yasuda Fire & Marine Insurance                               304,147
                                                                     $17,844,106

INVESTMENT BANK/BROKERAGE FIRM --- 0.00%
    932,000 Peregrine Investments Holdings Ltd @*                              0
                                                                              $0

MACHINERY --- 0.44%

    170,000 Komatsu Ltd                                                1,078,610
                                                                      $1,078,610

MANUFACTURING --- 3.59%

     61,600 Atlas Copco AB Class A                                     2,204,158
    398,547 Billiton PLC                                               3,476,623
    189,740 Vestas Wind Systems A/S                                    3,082,854
                                                                      $8,763,635

MEDICAL PRODUCTS --- 1.01%
    253,590 Shire Pharmaceuticals Group PLC*                           2,460,312
                                                                      $2,460,312

MISCELLANEOUS --- 2.70%

    342,500 Brambles Industries PLC                                    1,245,900
    253,255 Hutchison Whampoa Ltd                                      1,867,506
     53,218 Veba AG                                                    3,470,648
                                                                      $6,584,054

OFFICE EQUIPMENT & SUPPLIES --- 0.58%
     30,500 Seiko Epson Corp                                           1,422,906
                                                                      $1,422,906

OIL & GAS --- 7.46%
    355,570 BP Amoco PLC                                               2,879,264
    215,210 Eni SpA                                                    4,058,071
     51,850 IHC Caland NV                                              2,810,236
    114,120 Repsol YPF SA                                              2,223,806
    463,490 Shell Transport & Trading Co PLC                           3,444,537
     15,032 Total Fina Elf                                             2,792,800
                                                                     $18,208,714

PAPER & FOREST PRODUCTS --- 3.26%
  2,440,800 Carter Holt Harvey Ltd                                     3,011,796
    449,010 Kimberly-Clark de Mexico SA de CV                          1,150,181
    282,440 Stora Enso OYJ Class R                                     3,802,096
                                                                      $7,964,073

PHARMACEUTICALS --- 2.55%

     63,853 Aventis SA                                                 4,217,336
     87,440 Glaxosmithkline PLC                                        2,005,372
                                                                      $6,222,708

PRINTING & PUBLISHING --- 1.12%
    219,300 Reed Elsevier NV                                           2,722,704
                                                                      $2,722,704

RAILROADS --- 1.43%

        740 East Japan Railway Co                                      3,486,821
                                                                      $3,486,821

REAL ESTATE --- 1.29%
    395,000 Cheung Kong Holdings Ltd                                   3,141,684
                                                                      $3,141,684

RETAIL --- 0.98%

    461,016 Marks & Spencer PLC                                        2,385,738
                                                                      $2,385,738

SPECIALIZED SERVICES --- 1.88%
     50,300 ISS A/S                                                    2,477,329
    156,300 Securitas AB                                               2,106,762
                                                                      $4,584,091

TELEPHONE & TELECOMMUNICATIONS --- 10.12%
    116,340 BCE Inc                                                    2,599,927
    139,000 Chunghwa Telecom Co Ltd                                    2,015,500
    104,950 KT Corp sponsored ADR                                      2,001,397
        911 Nippon Telegraph & Telephone Corp                          4,394,373
    273,480 Portugal Telecom SGPS SA                                   2,750,769
    662,550 Telecom Corp of New Zealand Ltd                            2,335,223
  1,071,198 Telecom Italia SpA*                                        2,180,559
     74,185 Telefonica SA                                              3,278,235
     95,260 Telefonos de Mexico SA sponsored ADR Class L              3,146,438
                                                                     $24,702,421

TOYS --- 1.53%

     40,000 Nintendo Co Ltd                                            3,732,214
                                                                      $3,732,214

TRANSPORTATION --- 1.34%

    159,130 Deutsche Post AG                                           3,279,408
                                                                      $3,279,408

WATER --- 0.71%

     86,740 Suez SA                                                    1,741,650
                                                                      $1,741,650

TOTAL COMMON STOCK --- 89.25%                                       $217,792,030
(Cost $180,012,221)

SHORT-TERM INVESTMENTS

  1,000,000 Fannie Mae                                                   999,972
               1.004%, January 2, 2004
  1,500,000 Fannie Mae                                                 1,499,742
               1.045%, January 7, 2004
  4,000,000 Federal Home Loan Bank                                     3,999,566
               .994%, January 5, 2004
  2,500,000 Federal Home Loan Bank                                     2,498,786
               .933%, January 20, 2004
  2,400,000 Federal Home Loan Bank                                     2,399,303
               .964%, January 12, 2004
 12,520,000 Federal Home Loan Bank                                    12,519,774
               .659%, January 2, 2004
  1,596,000 Freddie Mac                                                1,595,683
               1.034%, January 8, 2004

TOTAL SHORT-TERM INVESTMENTS --- 10.45%                              $25,512,826
(Cost $25,512,826)

TOTAL MAXIM TEMPLETON (R) INTERNATIONAL EQUITY PORTFOLIO --- 100%   $244,034,904
(Cost $206,130,975)

Legend

* Non-income Producing Security

# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.

@ Security has no market value at December 31, 2003
~ For zero coupon bond, the interest rate shown is the effective yield on the date of purchase. ADR - American Depository Receipt See Attached Summary of Investments by Country.

See Notes to Financial Statements.

Currency Abbreviations
EUR - Euro Dollars

Summary of Investments by Country

Maxim Templeton(R) International Equity Portfolio
December 31, 2003

                                                       % of Portfolio
         Country                    Value ($)           Investments
---------------------------   ---------------------   ----------------
---------------------------   ---------------------   ----------------
Australia                              $ 6,421,514              2.63%
Bermuda                                  5,658,836              2.32%
Brazil                                   2,666,673              1.09%
Canada                                   3,376,005              1.38%
China                                      332,887              0.14%
Denmark                                  5,560,183              2.28%
Finland                                  3,802,096              1.56%
France                                  19,546,664              8.01%
Germany                                 14,764,542              6.05%
Hong Kong                                9,399,204              3.85%
India                                    2,627,968              1.08%
Israel                                   1,933,123              0.79%
Italy                                   10,908,479              4.47%
Japan                                   21,680,728              8.88%
Korea                                    9,583,330              3.93%
Mexico                                   6,440,475              2.64%
Netherlands                             14,248,474              5.84%
New Zealand                              5,347,019              2.19%
Norway                                   2,306,355              0.95%
Portugal                                 2,750,769              1.13%
Singapore                                2,536,759              1.04%
Spain                                   10,863,033              4.45%
Sweden                                  10,199,671              4.18%
Switzerland                              9,196,963              3.77%
Taiwan                                   2,015,500              0.83%
United Kingdom                          34,354,828             14.07%
United States                           25,512,826             10.45%
                              ---------------------   ----------------
                              ---------------------   ----------------
                                     $ 244,034,904            100.00%
                              =====================   ================
                              =====================   ================

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004